RISK MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Schedule of Fair Value Hierarchy of Financial Instruments
The fair value hierarchy of the Company’s financial instruments, as well as the comparison between carrying amount and fair value, are identified below:

			Book value		Fair value
Description	Note	Level	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025

Liabilities
Loans and financing	19	2	(9,884,027)	(23,059,604)	(9,998,826)	(24,248,794)
Convertible debt instruments – conversion right	21	2	—	(6,448)	—	(6,448)

Schedule of Sensitivity Analysis of Financial Instruments
As of June 30, 2026, the Company held assets and liabilities pegged to different types of interest rates. In the sensitivity analysis of non-derivative financial instruments, the impact on positions involving amounts exposed to such fluctuations was considered:

	Exposure to CDI		Exposure to SOFR
Description	Rate p.a.	June 30, 2026 (Unaudited)	Weighted Rate (p.a.)	June 30, 2026 (Unaudited)

Exposed assets (liabilities), net	14.2%	(84,304)	3.7%	(1,156,726)

Effect on profit or loss

Interest rate devaluation by -10%	12.7%	2,662	3.3%	4,294
Interest rate devaluation by -25%	10.6%	6,656	2.8%	10,735
Interest rate appreciation by 10%	15.6%	(2,662)	4.1%	(4,294)
Interest rate appreciation by 25%	17.7%	(6,656)	4.6%	(10,735)
The following table illustrates the sensitivity analysis of fluctuations in the prices of QAV liters:

	Exposure to price
Description	Price (a)	June 30, 2026 (Unaudited)

Aircraft fuel	5.4	(3,301,752)

Effect on profit or loss

Devaluation by -10%	4.9	330,175
Devaluation by -25%	4.1	825,438
Appreciation by 10%	5.9	(330,175)
Appreciation by 25%	6.8	(825,438)
(a)Average price per liter.

	Exposure to US$		Exposure to €
Description	Closing rate	June 30, 2026 (Unaudited)	Closing rate	June 30, 2026 (Unaudited)

Exposed assets (liabilities), net	5.2	(18,858,451)	5.9	60,807

Effect on profit or loss

Foreign currency devaluation by -10%	4.7	1,885,845	5.3	(6,081)
Foreign currency devaluation by -25%	3.9	4,714,613	4.4	(15,202)
Foreign currency appreciation by 10%	5.7	(1,885,845)	6.5	6,081
Foreign currency appreciation by 25%	6.5	(4,714,613)	7.4	15,202

Schedule of Foreign Exchange Risk
The exposure to the main foreign exchange fluctuations is as follows:

	Exposure to US$		Exposure to €
Description	June 30, 2026 (Unaudited)	December 31, 2025	June 30, 2026 (Unaudited)	December 31, 2025

Assets
Cash and cash equivalents	743,419	560,717	13,541	12,237
Accounts receivable	109,577	217,266	1,773	11,469
Deposits	2,537,947	2,588,149	21,448	74,253
Other assets	195,400	60,905	25,121	29,464

Total assets	3,586,343	3,427,037	61,882	127,423

Liabilities
Loans and financing	(8,617,075)	(21,818,077)	—	—
Leases	(11,404,509)	(12,583,452)	—	—
Convertible debt instruments	—	(397,365)	—	—
Accounts payable	(911,166)	(2,847,888)	(995)	(1,516)
Airport taxes and fees	—	(2,203)	—	—
Provisions	(1,493,136)	(1,507,285)	—	—
Other liabilities	(18,908)	(138)	(81)	(84)

Total liabilities	(22,444,794)	(39,156,408)	(1,075)	(1,600)

Net exposure	(18,858,451)	(35,729,371)	60,807	125,823

Net exposure in foreign currency	(3,643,019)	(6,493,416)	10,288	19,450

Schedule of Maturity of Derivative Financial Liabilities
The maturity schedules of the main consolidated financial liabilities as of June 30, 2026, are as follows:

Description	Carrying amount	Contractual cash flow	Until 1 year	From 2 to 5 years	After 5 years

Loans and financing	9,884,027	14,129,029	1,380,141	12,371,109	377,779
Leases	11,531,853	20,354,424	2,784,822	12,246,692	5,322,910
Accounts payable	2,777,925	2,809,151	2,653,959	155,192	—
Airport taxes and fees	1,624,609	2,237,956	844,201	688,128	705,627

	25,818,414	39,530,560	7,663,123	25,461,121	6,406,316

Schedule of Maturity of Non-Derivative Financial Liabilities
The maturity schedules of the main consolidated financial liabilities as of June 30, 2026, are as follows:

Description	Carrying amount	Contractual cash flow	Until 1 year	From 2 to 5 years	After 5 years

Loans and financing	9,884,027	14,129,029	1,380,141	12,371,109	377,779
Leases	11,531,853	20,354,424	2,784,822	12,246,692	5,322,910
Accounts payable	2,777,925	2,809,151	2,653,959	155,192	—
Airport taxes and fees	1,624,609	2,237,956	844,201	688,128	705,627

	25,818,414	39,530,560	7,663,123	25,461,121	6,406,316